Investments - Schedule of Unrealized and Realized Gains and Losses of Equity Securities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investment [Line Items]
Gross unrealized gains (upward adjustments)	¥ 82,504	$ 12,947	¥ 121,555	¥ 78,321
Gross unrealized losses (impairment)	(351,380)	(55,139)	(66,063)	(180,913)
Net unrealized (losses) gains on equity securities held	(268,876)	(42,192)	55,492	(102,592)
Net realized gains on equity securities sold	67,105	10,530	482,202
Total net (losses) gains recognized in other income, net	¥ (201,771)	$ (31,662)	¥ 537,694	¥ (102,592)